SCHEDULE OF COMPONENTS OF THE INCOME TAX PROVISION (BENEFIT) (Details) - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Current tax provision	$ 1,248,013	$ 791,822	$ 564,013
Deferred tax provision (benefit)	19,012	29,109	(7,751)
Income tax provision	1,267,025	820,931	556,262
CAYMAN ISLANDS
Current tax provision
Deferred tax provision (benefit)
HONG KONG
Current tax provision
Deferred tax provision (benefit)
CHINA
Current tax provision	1,248,013	791,822	564,013
Deferred tax provision (benefit)	$ 19,012	$ 29,109	$ (7,751)